Stockholders' Equity (Tables)	9 Months Ended
Sep. 30, 2023
Stockholders' Equity [Abstract]
Schedule of Equity Classified Warrants	There were no equity-classified warrants issued or outstanding prior to the Company’s IPO. The following table summarizes the activity for the Company’s equity-classified warrants for the three months ended September 30, 2023:
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Total outstanding, June 30, 2023	-	$-	-
Reclassified from derivative liabilities	231,917	5.46	4.15
Granted	3,116,384	6.22	5.00
Exercised	(184,447)	6.14	5.00
Forfeited	-	-	-
Expired	-	-	-
Total outstanding, September 30, 2023	3,163,854	$6.17	4.73
Total exercisable, September 30, 2023	3,163,854	$6.17	4.73